Segmented information - Disclosure of detailed information about geographic allocation of the statement of operations and comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 447,767	$ 231,339
Realized and unrealized losses on gold hedge derivative instruments	(119,324)	(23,121)
Net revenue	328,443	208,218
Cost of sales:
Production costs	(166,665)	(115,769)
Depreciation and depletion	(62,761)	(23,603)
Royalties	(33,004)	(13,957)
Income from mine operations	66,013	54,889
General and administrative expenses	(25,264)	(20,022)
Exploration and evaluation expenditures	(4,206)	(6,142)
Termination of offtake agreement	0	(13,063)
Share of net income related to joint venture	0	2,432
Service fee earned as operators of joint venture	0	976
Gain on derecognition of equity investment in joint venture	0	1,416
(Loss) income from operations and joint venture	36,543	20,486
Transaction costs	0	(2,492)
Finance income	6,056	5,853
Finance expense	(17,786)	(15,183)
Foreign exchange gain (loss)	5,669	(123)
Profit (loss) before tax	30,482	8,541
Current income tax expense	(38,259)	0
Deferred tax expense (income)	(23,024)	0
Net (loss) income and comprehensive (loss) income for the year	(30,801)	8,541
Canada [Member]
Disclosure of operating segments [line items]
Revenue	0	0
Realized and unrealized losses on gold hedge derivative instruments	0	0
Net revenue	0	0
Cost of sales:
Production costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Income from mine operations	0	0
General and administrative expenses	(22,158)	(17,984)
Exploration and evaluation expenditures	0	0
Termination of offtake agreement		0
Share of net income related to joint venture		0
Service fee earned as operators of joint venture		976
Gain on derecognition of equity investment in joint venture		1,416
(Loss) income from operations and joint venture	(22,158)	(15,592)
Transaction costs		(2,492)
Finance income	5,490	3,926
Finance expense	(8,214)	(7,394)
Foreign exchange gain (loss)	76	(87)
Profit (loss) before tax	(24,806)
Current income tax expense	0
Deferred tax expense (income)	0
Net (loss) income and comprehensive (loss) income for the year	(24,806)	(21,639)
Ghana [Member]
Disclosure of operating segments [line items]
Revenue	447,767	231,339
Realized and unrealized losses on gold hedge derivative instruments	(119,324)	(23,121)
Net revenue	328,443	208,218
Cost of sales:
Production costs	(166,665)	(115,769)
Depreciation and depletion	(62,761)	(23,603)
Royalties	(33,004)	(13,957)
Income from mine operations	66,013	54,889
General and administrative expenses	(3,106)	(2,038)
Exploration and evaluation expenditures	(4,206)	(6,142)
Termination of offtake agreement		(13,063)
Share of net income related to joint venture		2,432
Service fee earned as operators of joint venture		0
Gain on derecognition of equity investment in joint venture		0
(Loss) income from operations and joint venture	58,701	36,078
Transaction costs		0
Finance income	566	1,927
Finance expense	(9,572)	(7,789)
Foreign exchange gain (loss)	5,593	(36)
Profit (loss) before tax	55,288
Current income tax expense	(38,259)
Deferred tax expense (income)	(23,024)
Net (loss) income and comprehensive (loss) income for the year	$ (5,995)	$ 30,180